Borrowings (Details)	6 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 777,010,000		£ 636,974,000		£ 731,465,000
Non-current borrowings	481,265,000		471,855,000		515,719,000
Current borrowings	295,745,000		165,119,000		215,746,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	315,077,000		308,914,000		337,614,000
Non-current borrowings	315,077,000		308,914,000		337,614,000
Unamortized issue costs on borrowings	£ 822,000		1,098,000		1,359,000
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Senior secured notes | Fixed interest rate
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%	3.79%
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	£ 166,188,000		162,941,000		178,105,000
Non-current borrowings	166,188,000		162,941,000		178,105,000
Unamortized issue costs on borrowings	£ 1,049,000		1,186,000		1,321,000
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Secured term loan facility | Floating interest rate
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	SOFR
Secured term loan facility | Floating interest rate | Minimum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Secured term loan facility | Floating interest rate | Maximum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 290,000,000		160,000,000		210,000,000
Principal amount / Notional amount	350,000,000		300,000,000		300,000,000
Undrawn borrowing facilities	60,000,000		140,000,000		90,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 5,745,000		£ 5,119,000		£ 5,746,000